Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report
On Applying Agreed-Upon Procedures
Gateway One Lending & Finance, LLC
TCF Financial Corporation (together, the “Company”)
Credit Suisse Securities (USA) LLC
(together with the Company, the “Specified Parties”)

Re:            TCF Auto Receivables Owner Trust 2015-2, Asset Backed Notes

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of motor vehicle installment sale contracts which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:
•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “Receivables” means motor vehicle installment sale contracts secured by new and used automobiles, light-duty trucks and other similar vehicles.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

TCF Auto Receivables Owner Trust 2015-2, Asset Backed Notes
November 2, 2015

•	The phrase “Initial Data File” means an electronic data file, prepared and provided to us by the Company on October 20 2015, containing certain information related to 9,719 Receivables as of the close of business on October 14, 2015. On October 30, 2015, the Company provided us with a supplemental data file containing certain information related to the 9,719 Receivables as of October 29, 2015 (the “Supplemental Data File”). The Company instructed us to extract the current principal balance information from the Supplemental Data File and append the extracted information to the Initial Data File. The resulting electronic data file constituted the “Data File.” The Company is responsible for the Initial Data File, the Supplemental Data File and the Data File.
•	The phrase “Sample Receivables” means a sample of 150 Receivables that we selected randomly from the Data File as instructed by the Specified Parties. A listing of the Sample Receivables is attached hereto as Exhibit A.
•	The term “Links” means the Company’s servicing system used for tracking and accounting for its automobile receivables.
•	The phrase “Receivable File” means any file containing some or all of the following documents: Installment Sales Contract, Extension Agreement, Certificate of Title, Application for Certificate of Title, Electronic Title, Credit Application, and screenshots contained within Links. The Receivable File, maintained and furnished by the Company, was represented by the Company to be either the original Receivable File, a copy of the original Receivable File, and/or electronic records contained within Links. The Company is responsible for each Receivable File.
I.	THE SAMPLE RECEIVABLES
At the request of the Specified Parties, we performed the following procedures with respect to the Sample Receivables.  For each Sample Receivable, we performed the procedures listed below using the Receivable File.  The absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified constituted an exception.  The information regarding the Sample Receivables was found to be in agreement with the respective information in the Receivable File.
Attribute	Receivable File Document(s)

Receivable Number	Installment Sales Contract

Vehicle Identification Number	Installment Sales Contract

Original Amount Financed	Installment Sales Contract

Original Term	Installment Sales Contract

Scheduled Monthly Payment Amount	Installment Sales Contract

Annual Percentage Rate (“APR”)	Installment Sales Contract

New vs. Used	Installment Sales Contract

TCF Auto Receivables Owner Trust 2015-2, Asset Backed Notes
November 2, 2015

Attribute	Receivable File Document(s)

Receivable Type (Simple Interest)	Installment Sales Contract

Contract Date	Installment Sales Contract

Dealer State	Installment Sales Contract

Original Maturity Date	Links screenshot

Make/Model	Installment Sales Contract

First Payment Date	Installment Sales Contract and instructions provided by the Specified Parties listed below

Current Maturity Date	Links screenshot

Current Principal Balance	Links screenshot

Legal Owner or Lien Holder Name	Certificate of Title, Application for Certificate of Title, or Electronic Title and instructions provided by the Company listed below

Presence of Credit Application	Credit Application

Presence of Certificate of Title	Certificate of Title, Application for Certificate of Title, or Electronic Title

Presence of Truth-in-Lending Disclosures	Installment Sales Contract

Presence of Installment Sale Contract	Installment Sales Contract
The Specified Parties instructed us to consider the First Payment Date to be in agreement if the difference between the First Payment Date on the Data File and the First Payment Date on the respective Installment Sales Contract was not greater than three (3) days.

For purposes of comparing the Legal Owner or Lien Holder Name, we were instructed by the Company that the names “Gateway One,” “Gateway One Lending/Fin,” “Gateway One Lending Finance,” “Gateway One Lending,” “Gateway One Lending And Finance,” “Gateway One Lending Fin,” “Gateway One LNDNG & FIN LLC,” “Gateway One Lending And Fin,” “Gateway One Lend And Fin,” and “GOLF” were acceptable Legal Owner of Lien Holder Names for the Company.

The information regarding the Sample Receivables was found to be in agreement with the respective information on the Receivable File documents, except as noted in Exhibit B. There were no conclusions that resulted from these procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion, on the Initial Data File, the Supplemental Data File,

TCF Auto Receivables Owner Trust 2015-2, Asset Backed Notes
November 2, 2015

or the Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information included in the Initial Data File, the Supplemental Data File, the Data File or instructions provided by the Specified Parties or  the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding, (i) the physical existence of the Receivables or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons described herein, (ii) the reasonableness of the instructions provided by the Specified Parties or the Company, (iii) the reliability or accuracy of the Initial Data File, the Supplemental Data File, the Data File, the Receivable File documents, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of Gateway One Lending & Finance, LLC, TCF Financial Corporation and Credit Suisse Securities (USA) LLC.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

November 2, 2015

THE PAGE THAT FOLLOW CONSTITUTES EXHIBIT A.

Exhibit A
Sample Receivables

Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number
1	XXXXXXXXXX8276	51	XXXXXXXXXX9094	101	XXXXXXXXXX4447
2	XXXXXXXXXX5970	52	XXXXXXXXXX7641	102	XXXXXXXXXX0771
3	XXXXXXXXXX1001	53	XXXXXXXXXX1032	103	XXXXXXXXXX1633
4	XXXXXXXXXX9376	54	XXXXXXXXXX7273	104	XXXXXXXXXX5988
5	XXXXXXXXXX7928	55	XXXXXXXXXX4854	105	XXXXXXXXXX5619
6	XXXXXXXXXX6067	56	XXXXXXXXXX8100	106	XXXXXXXXXX5159
7	XXXXXXXXXX6989	57	XXXXXXXXXX5442	107	XXXXXXXXXX3451
8	XXXXXXXXXX0155	58	XXXXXXXXXX9525	108	XXXXXXXXXX0774
9	XXXXXXXXXX7196	59	XXXXXXXXXX4311	109	XXXXXXXXXX9574
10	XXXXXXXXXX7557	60	XXXXXXXXXX1641	110	XXXXXXXXXX4777
11	XXXXXXXXXX8607	61	XXXXXXXXXX0922	111	XXXXXXXXXX7014
12	XXXXXXXXXX0653	62	XXXXXXXXXX7866	112	XXXXXXXXXX8724
13	XXXXXXXXXX8457	63	XXXXXXXXXX0177	113	XXXXXXXXXX3049
14	XXXXXXXXXX1700	64	XXXXXXXXXX6262	114	XXXXXXXXXX6122
15	XXXXXXXXXX5301	65	XXXXXXXXXX3937	115	XXXXXXXXXX9709
16	XXXXXXXXXX7557	66	XXXXXXXXXX0975	116	XXXXXXXXXX8322
17	XXXXXXXXXX8954	67	XXXXXXXXXX6900	117	XXXXXXXXXX1699
18	XXXXXXXXXX4067	68	XXXXXXXXXX1667	118	XXXXXXXXXX8905
19	XXXXXXXXXX8921	69	XXXXXXXXXX2956	119	XXXXXXXXXX8123
20	XXXXXXXXXX8770	70	XXXXXXXXXX6702	120	XXXXXXXXXX7416
21	XXXXXXXXXX7841	71	XXXXXXXXXX5057	121	XXXXXXXXXX8430
22	XXXXXXXXXX4482	72	XXXXXXXXXX7306	122	XXXXXXXXXX7933
23	XXXXXXXXXX7352	73	XXXXXXXXXX6796	123	XXXXXXXXXX1970
24	XXXXXXXXXX9945	74	XXXXXXXXXX7695	124	XXXXXXXXXX1050
25	XXXXXXXXXX1986	75	XXXXXXXXXX4642	125	XXXXXXXXXX0703
26	XXXXXXXXXX1211	76	XXXXXXXXXX5148	126	XXXXXXXXXX9142
27	XXXXXXXXXX8425	77	XXXXXXXXXX9327	127	XXXXXXXXXX1324
28	XXXXXXXXXX5309	78	XXXXXXXXXX3998	128	XXXXXXXXXX4922
29	XXXXXXXXXX7522	79	XXXXXXXXXX2303	129	XXXXXXXXXX5303
30	XXXXXXXXXX8022	80	XXXXXXXXXX7449	130	XXXXXXXXXX9554
31	XXXXXXXXXX8608	81	XXXXXXXXXX4615	131	XXXXXXXXXX5196
32	XXXXXXXXXX1101	82	XXXXXXXXXX5673	132	XXXXXXXXXX6578
33	XXXXXXXXXX1195	83	XXXXXXXXXX6801	133	XXXXXXXXXX2160
34	XXXXXXXXXX1542	84	XXXXXXXXXX6649	134	XXXXXXXXXX3908
35	XXXXXXXXXX6820	85	XXXXXXXXXX1580	135	XXXXXXXXXX4674
36	XXXXXXXXXX3510	86	XXXXXXXXXX3280	136	XXXXXXXXXX2541
37	XXXXXXXXXX2815	87	XXXXXXXXXX4053	137	XXXXXXXXXX9176

Exhibit A
Sample Receivables

Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number
38	XXXXXXXXXX5275	88	XXXXXXXXXX8188	138	XXXXXXXXXX2972
39	XXXXXXXXXX1073	89	XXXXXXXXXX7148	139	XXXXXXXXXX9102
40	XXXXXXXXXX4571	90	XXXXXXXXXX6979	140	XXXXXXXXXX6574
41	XXXXXXXXXX5654	91	XXXXXXXXXX6264	141	XXXXXXXXXX3319
42	XXXXXXXXXX2561	92	XXXXXXXXXX0880	142	XXXXXXXXXX2603
43	XXXXXXXXXX5132	93	XXXXXXXXXX8263	143	XXXXXXXXXX2855
44	XXXXXXXXXX3717	94	XXXXXXXXXX0524	144	XXXXXXXXXX1312
45	XXXXXXXXXX1272	95	XXXXXXXXXX6716	145	XXXXXXXXXX3794
46	XXXXXXXXXX2187	96	XXXXXXXXXX1751	146	XXXXXXXXXX8244
47	XXXXXXXXXX8270	97	XXXXXXXXXX1057	147	XXXXXXXXXX7716
48	XXXXXXXXXX6657	98	XXXXXXXXXX2428	148	XXXXXXXXXX7146
49	XXXXXXXXXX0952	99	XXXXXXXXXX6653	149	XXXXXXXXXX3237
50	XXXXXXXXXX7023	100	XXXXXXXXXX3831	150	XXXXXXXXXX0252

THE PAGE THAT FOLLOW CONSTITUTES EXHIBIT B.

Exhibit B

Sample Receivable Number	Receivable Number	Attribute	Per Data File	Per Receivable File Document(s)
6	XXXXXXXXXX6067	Contract Date	10/02/2015	10/03/2015